Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Assets [Abstract]
Other Assets
8. Other Assets
Other assets consisted of the following (in thousands):

	September 30, 2021	December 31, 2020
Lease Acquisition Costs, net of accumulated amortization	$—	$18
Deposits and other non-current assets	246	233

Other assets	$246	$251

8. Other Assets
Other assets consisted of the following (in thousands):

December 31,	Successor 2020	Predecessor 2019
Lease Acquisition Costs, net of accumulated amortization	$18	$48
Deposits and other non-current assets	233	190

Other assets	$251	$238